GOODWILL AND INTANGIBLE ASSETS, NET - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets, Net [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
6. GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill

The following table presents the changes in goodwill by segment during the six months ended June 30, 2016:

	Consumer	Professional	Other	Total
Balance at January 1, 2016	$210.1	$240.7	$18.9	$469.7
Goodwill acquired (a)	8.6	—	—	8.6
Foreign currency translation adjustment	—	0.2	(1.8)	(1.6)
Balance at June 30, 2016	$218.7	$240.9	$17.1	$476.7
(a) On May 31, 2016, the Company completed the Cutex International Acquisition. See Note 2, "Business Combinations," to the Unaudited Consolidated Financial Statements in this Form 10-Q for details related to the Cutex International Acquisition.

Intangible Assets, Net

The following tables present details of the Company's total intangible assets:

	June 30, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Trademarks and Licenses	$147.2	$(42.3)	$104.9
Customer relationships	132.5	(24.4)	108.1
Patents and Internally-Developed IP	17.9	(5.2)	12.7
Distribution rights	3.1	(0.9)	2.2
Total finite-lived intangible assets	$300.7	$(72.8)	$227.9

Indefinite-lived intangible assets:
Trade Names	$101.0	$—	$101.0
Total indefinite-lived intangible assets	$101.0	$—	$101.0

Total intangible assets	$401.7	$(72.8)	$328.9

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Trademarks and Licenses	$145.0	$(36.0)	$109.0
Customer relationships	118.8	(20.5)	98.3
Patents and Internally-Developed IP	16.8	(4.0)	12.8
Distribution rights	3.5	(0.6)	2.9
Total finite-lived intangible assets	$284.1	$(61.1)	$223.0

Indefinite-lived intangible assets:
Trade Names	$95.0	$—	$95.0
Total indefinite-lived intangible assets	$95.0	$—	$95.0

Total intangible assets	$379.1	$(61.1)	$318.0

Amortization expense for finite-lived intangible assets was $6.1 million and $5.3 million for the three months ended June 30, 2016 and 2015, respectively. Amortization expense for finite-lived intangible assets was $12.0 million and $10.4 million for the six months ended June 30, 2016 and 2015, respectively.  The following table reflects the estimated future amortization expense, a portion of which is subject to exchange rate fluctuations, for the Company's finite-lived intangible assets as of June 30, 2016:

Estimated Amortization Expense
2016	$11.5
2017	23.6
2018	22.7
2019	20.1
2020	19.5
Thereafter	130.5
Total	$227.9

8. GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill

The following table presents the changes in goodwill by segment during each of 2015 and 2014:

	Consumer	Professional	Other	Total
Balance at January 1, 2014	$217.9	$254.4	$—	$472.3
Foreign currency translation adjustment	—	(8.2)	—	(8.2)
Balance at December 31, 2014	$217.9	$246.2	$—	$464.1
Goodwill acquired	1.9	—	19.5	21.4
Foreign currency translation adjustment	—	(5.5)	(0.6)	(6.1)
Goodwill impairment charge	$(9.7)	$—	$—	$(9.7)
Balance at December 31, 2015	$210.1	$240.7	$18.9	$469.7

The goodwill acquired during 2015 relates to: (i) $19.5 million of goodwill acquired in the CBB Acquisition, which was assigned to the Company's Other segment; and (ii) $1.9 million of goodwill acquired in the Cutex Acquisition. See Note 1, "Description of the Business and Summary of Significant Accounting Policies," for further discussion of the "Other" segment and Note 2, "Business Combinations," for further discussion of the CBB Acquisition.
For 2015, the Company utilized the two-step process as prescribed by ASC 350, Intangibles - Goodwill and Other, in order to identify potential impairment for each of its reporting units. In the first step of this test, the Company compared the fair value of each of the Company's reporting units, determined based upon discounted estimated future cash flows, to the respective carrying amount, including goodwill. Where the fair value of such reporting unit exceeded the carrying amount, no further work was required and no impairment loss was recognized. The results of the step one test concluded that impairment indicators may have existed within the Global Color Brands reporting unit as a result of the observed decline in sales of the Pure Ice nail enamel brand, primarily driven by the effects of declines in the promotional activity for the Pure Ice brand at retailers and, accordingly, the Company performed step two of the goodwill impairment test for this reporting unit.
In the second step, the Company measured the potential impairment by comparing the implied fair value of the Global Color Brands reporting unit’s goodwill with the carrying amount of the goodwill at September 30, 2015. The implied fair value of goodwill was determined in the same manner as the amount of goodwill recognized in a business combination, where the estimated fair value of the reporting unit was allocated to all the assets and liabilities of that reporting unit (including both recognized and unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the estimated fair value of the reporting unit was the purchase price paid. When the carrying amount of the reporting unit's goodwill is greater than the implied fair value of that reporting unit's goodwill, an impairment loss is recognized within operations. The Company determined the fair value of the Global Color Brands reporting unit using discounted estimated future cash flows. The weighted average cost of capital in testing the Global Color Brands reporting unit for impairment was 13.0% with a perpetual growth rate of 2.0%. As a result of this annual impairment test, the Company recognized a $9.7 million non-cash goodwill impairment charge related to the Global Color Brands reporting unit in the fourth quarter of 2015.

Intangible Assets, Net

The following tables present details of the Company's total intangible assets:

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (in Years)
Finite-lived intangible assets:
Trademarks and Licenses	$145.0	$(36.0)	$109.0	15
Customer relationships	118.8	(20.5)	98.3	16
Patents and Internally-Developed IP	16.8	(4.0)	12.8	10
Distribution rights	3.5	(0.6)	2.9	5
Total finite-lived intangible assets	$284.1	$(61.1)	$223.0

Indefinite-lived intangible assets:
Trade Names	$95.0	$—	$95.0
Total indefinite-lived intangible assets	$95.0	$—	$95.0

Total intangible assets	$379.1	$(61.1)	$318.0

	December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (in Years)
Finite-lived intangible assets:
Trademarks and Licenses	$140.5	$(23.5)	$117.0	14
Customer relationships	109.1	(13.4)	95.7	17
Patents and Internally-Developed IP	16.2	(2.4)	13.8	10
Total finite-lived intangible assets	$265.8	$(39.3)	$226.5

Indefinite-lived intangible assets:
Trade Names	$101.3	$—	$101.3
Total indefinite-lived intangible assets	$101.3	$—	$101.3

Total intangible assets	$367.1	$(39.3)	$327.8

Amortization expense for finite-lived intangible assets was $22.4 million, $21.3 million and $10.4 million for 2015, 2014 and 2013, respectively.

The following table reflects the estimated future amortization expense, a portion of which is subject to exchange rate fluctuations, for the Company's finite-lived intangible assets as of December 31, 2015:

Estimated Amortization Expense
2016	$22.7
2017	22.3
2018	21.4
2019	18.9
2020	18.2
Thereafter	119.5
Total	$223.0